UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23091

Gallery Trust
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

     Mondrian International Value Equity Fund
Mondrian Emerging Markets Value Equity Fund
Mondrian International Government Fixed Income Fund
Mondrian Global Listed Infrastructure Fund
Mondrian Global Equity Value Fund

(Each, a Series of Gallery Trust)

Semi-Annual Report

April 30, 2023

Gallery Trust

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	30
Financial Highlights	35
Notes to Financial Statements	40
Disclosure of Fund Expenses	68
Approval of Investment Advisory Agreement	70
Review of Liquidity Risk Management Program	74
Fund Information	75

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission’s website at https:// www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust	Mondrian International Value
Equity Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.3%
	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 1.5%
Aurizon Holdings Ltd	4,950,603	$11,255,931
Total Australia		11,255,931
FRANCE — 8.3%
Bouygues SA	381,646	13,975,634
Cie de Saint-Gobain SA	175,813	10,178,681
Dassault Aviation SA	32,469	6,345,043
Kering SA	16,830	10,777,417
Sanofi SA	199,482	21,497,907
Total France		62,774,682
GERMANY — 8.3%
Allianz SE	86,641	21,756,230
Continental AG	160,627	11,270,786
Evonik Industries AG	784,734	17,128,045
HeidelbergCement AG	175,010	13,255,582
Total Germany		63,410,643
HONG KONG — 5.7%
CK Hutchison Holdings Ltd	3,405,500	22,767,234

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund
April 30, 2023 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
HONG KONG (continued)
Jardine Matheson Holdings Ltd	220,315	$10,643,984
WH Group Ltd	18,418,639	10,254,372
Total Hong Kong		43,665,590
ITALY — 7.7%
Enel SpA	3,990,745	27,265,330
Eni SpA	729,694	11,023,829
Snam SpA	3,654,630	20,311,325
Total Italy		58,600,484
JAPAN — 27.4%
FUJIFILM Holdings Corp	297,900	15,526,540
Fujitsu Ltd	146,200	19,485,143
Hitachi Ltd	197,200	10,908,046
Honda Motor Co Ltd	712,200	18,889,702
Kao Corp	105,100	4,246,934
Kyocera Corp	242,500	12,728,231
MINEBEA MITSUMI	233,500	4,324,102
Mitsubishi Electric Corp	1,107,900	13,736,720
Nippon Telegraph & Telephone Corp	362,000	11,046,060
Secom Co Ltd	191,100	12,236,896
Sekisui Chemical Co Ltd	834,600	11,878,405
Sony Corp Group	259,100	23,441,748
Sumitomo Metal Mining	157,400	5,809,431
Takeda Pharmaceutical Co Ltd	655,500	21,735,832
Tokio Marine Holdings Inc	422,256	8,490,316
Toyota Industries Corp	232,300	13,500,788
Total Japan		207,984,894
NETHERLANDS — 3.0%
Koninklijke Philips NV *	1,066,161	22,508,888
Total Netherlands		22,508,888
SINGAPORE — 4.0%
Singapore Telecommunications Ltd	4,469,202	8,564,567
United Overseas Bank Ltd	1,019,340	21,648,701
Total Singapore		30,213,268

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund
April 30, 2023 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
SPAIN — 3.0%
Banco Santander SA	6,470,294	$22,730,736
Total Spain		22,730,736
SWEDEN — 1.3%
Telia Co AB	3,482,970	9,697,185
Total Sweden		9,697,185
SWITZERLAND — 3.1%
Novartis AG	231,642	23,695,562
Total Switzerland		23,695,562
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co Ltd	363,000	5,944,340
Total Taiwan		5,944,340
UNITED KINGDOM — 24.2%
Associated British Foods PLC	646,128	15,919,735
BP PLC	2,868,636	19,245,743
GSK PLC	1,065,868	19,221,051
Imperial Brands PLC	736,906	18,241,518
Kingfisher PLC	4,591,136	14,880,375
Lloyds Banking Group PLC	39,360,371	23,912,378
Shell PLC	637,630	19,593,283
SSE PLC	669,280	15,442,472
Tesco PLC	5,293,612	18,715,390
WPP PLC	1,601,809	18,668,227
Total United Kingdom		183,840,172
Total Common Stock
(Cost $723,621,272) .
		746,322,375
Total Value of Securities — 98.3%
(Cost $723,621,272)		$746,322,375

Percentages are based on Net Assets of $759,543,928.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund
April 30, 2023 (Unaudited)

* Non-income producing security.

Ltd — Limited
PLC — Public Limited Company

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.6%
	Number of	Value
	Shares	(U.S. $)
BRAZIL — 7.3%
Hypera SA *	25,100	$187,855
Itau Unibanco Holding SA Sponsored ADR *	32,551	167,638
Petroleo Brasileiro ADR	37,328	396,423
Suzano Papel e Celulose SA	53,500	425,293
Vale Sponsored ADR Class B	24,482	352,785
Total Brazil		1,529,994
CANADA — 2.0%
Barrick Gold Corp US	22,235	423,355
Total Canada		423,355
CHILE — 0.8%
Sociedad Quimica y Minera de Chile Sponsored
ADR	2,596	175,178
Total Chile		175,178
CHINA — 33.7%
Alibaba Group Holding Ltd *	95,092	1,005,467
Autohome Inc Sponsored ADR	13,219	391,943
Baidu Inc Sponsored ADR *	2,466	297,424
China Medical System Holdings Ltd	172,000	285,540
China Merchants Bank Class A	110,600	538,286

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
April 30, 2023 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
CHINA (continued)
China Yangtze Power Class A	74,600	$235,848
CSPC Pharmaceutical Group Ltd	441,520	449,599
Gree Electric Appliances Inc Class A	79,796	453,542
Jiangsu Yanghe Brewery Joint-Stock Co Ltd
Class A	12,312	266,192
LONGi Green Energy Technology Class A	52,700	266,210
Midea Group Co Ltd Class A	55,103	452,273
NetEase Inc	18,386	327,315
Ping An Insurance Group Co of China Ltd Class H	130,000	948,418
Tencent Holdings Ltd	4,500	199,873
Tingyi Cayman Islands Holding Corp Class H	152,000	265,628
Wuliangye Yibin Class A	13,500	329,831
Xinyi Solar Holdings Ltd	308,000	331,130
Total China		7,044,519
HONG KONG — 1.7%
WH Group Ltd	628,728	350,037
Total Hong Kong		350,037
INDIA — 10.4%
Axis Bank Inc	39,604	418,056
HCL Technologies Ltd	16,150	211,146
Housing Development Finance Corp Ltd	25,273	861,098
Infosys Ltd Sponsored ADR	9,077	141,057
Power Grid Corp of India Ltd	104,345	303,415
Reliance Industries Ltd	8,292	246,249
Total India		2,181,021
INDONESIA — 3.0%
Bank Rakyat Indonesia Persero Tbk PT	1,799,839	627,207
Total Indonesia		627,207
MEXICO — 2.0%
Grupo Financiero Banorte SAB de CV Sponsored
Class O	48,050	416,427
Total Mexico		416,427

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
April 30, 2023 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
PERU — 2.4%
Credicorp Ltd	3,717	$503,579
Total Peru		503,579
RUSSIA — 0.0%
LUKOIL PJSC Sponsored ADR *	6,040	6
Total Russia		6
SAUDI ARABIA — 1.5%
Saudi National Bank	23,013	302,038
Total Saudi Arabia		302,038
SOUTH KOREA — 8.5%
LG Chem Ltd	496	275,520
Samsung Electronics Co Ltd	8,041	395,650
Samsung Fire & Marine Insurance Co Ltd	2,074	348,901
Shinhan Financial Group Co Ltd	15,421	403,728
SK Hynix Inc	5,343	359,496
Total South Korea		1,783,295
TAIWAN — 15.2%
CTBC Financial Holding Co Ltd	352,000	259,473
Delta Electronics Inc	32,000	313,471
Hon Hai Precision Industry Co Ltd	163,000	555,430
MediaTek Inc	20,000	434,877
Taiwan Semiconductor Manufacturing Co Ltd	99,000	1,621,184
Total Taiwan		3,184,435
UNITED KINGDOM — 4.1%
Mondi PLC	20,859	332,396
Unilever PLC	9,256	515,536
Total United Kingdom		847,932
Total Common Stock
(Cost $20,213,972)		19,369,023

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
April 30, 2023 (Unaudited)

PREFERRED STOCK — 6.7%
	Number of	Value
	Shares	(U.S. $)
BRAZIL — 1.1%
Itausa SA Pref^ *	131,318	$226,946
SOUTH KOREA — 5.6%
LG Chem Ltd Pref^	1,092	319,562
Samsung Electronics Co Ltd^	20,384	852,151
		1,171,713
Total Preferred Stock
(Cost $1,391,560)
		1,398,659
Total Value of Securities — 99.3%
(Cost $21,605,532)		$20,767,682

Percentages are based on Net Assets of $20,906,749.

* Non-income producing security.
^ There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

GLOBAL BONDS — 98.8%
	Face Amount		Value
	(Local Currency)		(U.S. $)
AUSTRALIA — 1.9%
Australia Government Bond
4.750%, 04/21/27	AUD	125,000	$87,978
3.000%, 03/21/47	AUD	150,000	86,142
Total Australia			174,120
AUSTRIA — 4.1%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	302,031	377,738
Total Austria			377,738
BELGIUM — 3.2%
Kingdom of Belgium Government Bond
0.400%, 06/22/40 (A)	EUR	422,454	289,050
Total Belgium			289,050
CANADA — 2.1%
Canadian Government Bond
1.000%, 06/01/27	CAD	22,000	15,017
0.500%, 12/01/30	CAD	281,000	174,721
Total Canada			189,738
CHINA — 1.0%
China Government Bond
2.290%, 12/25/24	CNY	610,000	87,976
Total China			87,976

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2023 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
FINLAND — 4.2%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	384,000	$385,920
Total Finland			385,920
FRANCE — 4.9%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	440,000	443,280
Total France			443,280
GERMANY — 5.4%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	88,500	98,422
Deutsche Bahn Finance GMBH
1.375%, 03/03/34	EUR	125,000	111,588
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	37,000,000	286,538
Total Germany			496,548
ITALY — 9.5%
Italy Buoni Poliennali Del Tesoro
2.950%, 09/01/38 (A)	EUR	550,000	509,570
2.000%, 02/01/28	EUR	347,000	356,331
Total Italy			865,901
JAPAN — 19.0%
Japan Government Ten Year Bond
0.600%, 06/20/24	JPY	18,750,000	138,721
0.100%, 06/20/26	JPY	44,850,000
Japan Government Thirty Year Bond
1.700%, 03/20/44	JPY	31,000,000	254,016
0.300%, 06/20/46	JPY	57,000,000	347,087
Japan Government Twenty Year Bond
0.200%, 06/20/36	JPY	78,600,000

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2023 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
JAPAN (continued)
Sumitomo Mitsui Trust Bank
0.010%, 10/15/27	EUR	129,000	$121,317
Total Japan			1,734,076
MALAYSIA — 2.2%
Malaysia Government Bond
4.181%, 07/15/24	MYR	90,000	20,426
3.882%, 03/14/25	MYR	773,000	175,463
Total Malaysia			195,889
MEXICO — 4.1%
Mexican Bonos
8.000%, 11/07/47	MXN	7,650,000	378,158
Total Mexico			378,158
NETHERLANDS — 4.8%
Netherlands Government Bond
2.750%, 01/15/47 (A)	EUR	250,000	278,432
0.500%, 01/15/40 (A)	EUR	205,000	158,367
Total Netherlands			436,799
NEW ZEALAND — 3.1%
New Zealand Government Bond
2.000%, 05/15/32	NZD	385,000	200,928
1.750%, 05/15/41	NZD	200,000	84,045
Total New Zealand			284,973
NORWAY — 2.5%
Equinor
1.625%, 02/17/35	EUR	126,000	112,102
Kommunalbanken
0.050%, 10/24/29	EUR	131,000	118,952
Total Norway			231,054

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2023 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
SOUTH KOREA — 2.0%
Korea Treasury Bond
1.250%, 09/10/23	KRW	240,280,000	$178,219
Total South Korea			178,219
SUPRANATIONAL — 14.5%
2.350%, 06/21/27	JPY	50,000,000	401,551
European Financial Stability Facility
0.950%, 02/14/28	EUR	407,000	408,939
European Investment Bank
2.150%, 01/18/27	JPY	65,500,000	517,396
Total Supranational			1,327,886
SWEDEN — 1.3%
Svenska Handelsbanken
0.050%, 09/06/28	EUR	133,000	120,738
Total Sweden			120,738
SWITZERLAND — 3.1%
Swiss Confederation Government Bond
1.500%, 07/24/25	CHF	38,000	42,890
1.250%, 06/11/24	CHF	212,000	237,470
Total Switzerland			280,360
UNITED KINGDOM — 5.9%
United Kingdom Gilt
4.250%, 09/07/39	GBP	202,000	260,348
1.500%, 07/22/47	GBP	200,000	151,718

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2023 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
UNITED KINGDOM (continued)
1.250%, 10/22/41	GBP	163,000	$130,705
Total United Kingdom			542,771
Total Global Bonds
(Cost $10,541,519)
			9,021,194
Total Value of Securities — 98.8%
(Cost $10,541,519)			$9,021,194

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2023 is as follows:

						Unrealized
	Maturity	Currency to		Currency to		Appreciation
Counterparty	Date	Deliver		Receive		(Depreciation)
Brown Brothers Harriman	07/31/23	USD	268,732	CHF	236,500	$(1,374)
Brown Brothers Harriman	07/31/23	USD	95,453	CNY	657,000	91
Brown Brothers Harriman	07/31/23	USD	181,508	EUR	163,500	(412)
Brown Brothers Harriman	07/31/23	USD	99,322	GBP	79,500	763
Brown Brothers Harriman	07/31/23	USD	92,273	NOK	976,500	(234)
Brown Brothers Harriman	07/31/23	MXN	6,987,500	USD	379,611	(1,731)
Brown Brothers Harriman	07/31/23	CAD	256,500	USD	188,532	(1,133)
Brown Brothers Harriman	07/31/23	NZD	309,000	USD	189,314	(1,678)
Net Unrealized Appreciation (Depreciation) on Forward Foreign
Currency Exchange Contracts						$(5,708)

Percentages are based on Net Assets of $9,129,857.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of securities as of April 30, 2023, was $1,621,339 and represents 17.8% of Net Assets.

AUD — Australian Dollar
CAD — Canadian Dollar
The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund
April 30, 2023 (Unaudited)

CHF — Swiss Franc
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
OAT — Obligations Assimilables du Trésor

As of April 30, 2023, all of the Fund's investments were considered Level 2, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.3%
	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 3.8%
Aurizon Holdings Ltd	30,734	$69,878
Total Australia		69,878
CANADA — 7.7%
Enbridge Inc	1,837	73,041
TC Energy	1,640	68,161
Total Canada		141,202
CHILE — 3.9%
Enel Americas SA	526,148	71,696
Total Chile		71,696
CHINA — 7.3%
Guangdong Investment Ltd	68,000	65,007
Jiangsu Expressway Co Ltd Class H	68,000	68,881
Total China		133,888
FRANCE — 12.0%
Eiffage SA	735	87,483
Rubis SCA	2,621	77,460
Veolia Environnement SA	1,783	56,459
Total France		221,402

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
April 30, 2023 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
INDIA — 3.5%
Power Grid Corp of India Ltd	22,362	$65,024
Total India		65,024
ITALY — 8.8%
Enel SpA	13,620	93,054
Snam SpA	12,400	68,915
Total Italy		161,969
MALAYSIA — 3.6%
Westports Holdings	82,400	65,358
Total Malaysia		65,358
MEXICO — 6.6%
Aeroportuario Centro Norte SAB de CV Class B	4,412	48,401
Promotora y Operadora de Infraestructura SAB de
CV	6,928	72,099
Total Mexico		120,500
PORTUGAL — 4.4%
EDP - Energias de Portugal SA	14,678	80,876
Total Portugal		80,876
SPAIN — 8.6%
Iberdrola SA	7,008	90,811
Red Electrica Corp SA	3,741	68,016
Total Spain		158,827
UNITED KINGDOM — 3.4%
SSE PLC	2,723	62,829
Total United Kingdom		62,829
UNITED STATES — 24.7%
Financials — 3.5%
Eversource Energy	829	64,338

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
April 30, 2023 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Health Care — 4.4%
HCA Healthcare Inc	284	$81,602
Industrials — 7.1%
CSX Corp	2,097	64,252
Norfolk Southern	327	66,391
		130,643
Real Estate — 2.5%
American Tower REIT	228	46,601
Utilities — 7.2%
Edison International	984	72,422
PPL Corporation	2,066	59,336
		131,758
Total United States		454,942
Total Common Stock
(Cost $1,694,459) .
		1,808,391
Total Value of Securities — 98.3%
(Cost $1,694,459)		$1,808,391

Percentages are based on Net Assets of $1,840,211.

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%
	Number of	Value
	Shares	(U.S. $)
BRAZIL — 0.9%
Hypera SA *	182,200	$1,363,632
Total Brazil		1,363,632
CANADA — 0.8%
TC Energy	29,219	1,214,394
Total Canada		1,214,394
CHINA — 4.0%
Alibaba Group Holding Ltd *	178,600	1,888,449
Autohome Inc ADR	32,038	949,927
Midea Group Co Ltd Class A	184,555	1,514,785
Ping An Insurance Group Co of China Ltd Class H	199,000	1,451,809
Total China		5,804,970
FRANCE — 3.5%
Sanofi SA	30,113	3,245,237

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund
April 30, 2023 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
FRANCE (continued)
Thales SA	11,624	$1,773,869
Total France		5,019,106
GERMANY — 1.0%
Continental AG	21,527	1,510,495
Total Germany		1,510,495
HONG KONG — 1.0%
WH Group Ltd	2,573,457	1,432,743
Total Hong Kong		1,432,743
INDIA — 1.6%
Housing Development Finance Corp Ltd	66,068	2,251,060
Total India		2,251,060
ITALY — 4.6%
Enel SpA	690,237	4,715,796
Snam SpA	347,565	1,931,661
Total Italy		6,647,457
JAPAN — 16.8%
Fujitsu Ltd	26,100	3,478,538
Hitachi Ltd	58,900	3,258,032
Mitsubishi Electric Corp	108,900	1,350,238
SCSK Corp	126,900	1,915,913
Sekisui Chemical Co Ltd	152,000	2,163,333
Sony Corp Group	49,000	4,433,213
Sumitomo Metal Mining	9,600	354,324
Sundrug Co Ltd	137,100	3,778,837
Toyota Industries Corp	58,500	3,399,897
Total Japan		24,132,325
NETHERLANDS — 2.3%
Koninklijke Philips NV *	154,900	3,270,263
Total Netherlands		3,270,263

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund
April 30, 2023 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
PERU — 0.8%
Credicorp Ltd	8,371	$1,134,103
Total Peru		1,134,103
SOUTH KOREA — 0.6%
LG Chem Ltd	1,679	932,657
Total South Korea		932,657
TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing Co Ltd	118,000	1,932,320
Total Taiwan		1,932,320
UNITED KINGDOM — 9.0%
Associated British Foods PLC	119,617	2,947,204
GSK PLC	108,859	1,963,080
Imperial Brands PLC	49,476	1,224,739
Lloyds Banking Group PLC	5,708,697	3,468,172
Unilever PLC	61,320	3,415,368
Total United Kingdom		13,018,563
UNITED STATES — 49.0%
Communication Services — 3.5%
Meta Platforms Inc Class A *	21,107	5,072,434
Consumer Discretionary — 2.2%
Amazon.com *	30,386	3,204,204
Consumer Staples — 5.5%
Colgate-Palmolive	47,063	3,755,627
Walmart Inc	27,560	4,160,733
		7,916,360
Energy — 2.1%
Exxon Mobil Corp	25,539	3,022,285
Financials — 9.0%
Berkshire Hathaway Class B *	10,479	3,442,875
Pinnacle Financial Partners	10,272	557,051
S&P Global Inc	6,560	2,378,525

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund
April 30, 2023 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
Financials (continued)
Visa Inc Class A	10,822	$2,518,604
Wells Fargo & Co	100,027	3,976,073
		12,873,128
Health Care — 12.5%
AbbVie Inc	24,801	3,747,927
Centene Corp *	41,570	2,865,420
HCA Healthcare Inc	12,835	3,687,881
Johnson & Johnson	23,488	3,844,986
Laboratory Corp of America Holdings	16,497	3,740,035
		17,886,249
Industrials — 3.2%
Maximus Inc	19,379	1,621,053
Stericycle Inc *	65,595	2,994,412
		4,615,465
Information Technology — 7.7%
Dell Technologies Inc Class C	72,806	3,166,333
Micron Technology Inc	41,131	2,647,191
Microsoft Corp	17,388	5,342,637
		11,156,161
Materials — 1.5%
DuPont de Nemours	31,540	2,198,969
Real Estate — 1.8%
American Tower REIT	12,405	2,535,458
Total United States		70,480,713
Total Common Stock
(Cost $133,474,127)
		140,144,801

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund
April 30, 2023 (Unaudited)

PREFERRED STOCK — 1.4%
	Number of	Value
	Shares	(U.S. $)
SOUTH KOREA — 1.4%
Samsung Electronics Co Ltd^	46,811	$1,956,928
Total Preferred Stock
(Cost $2,235,036) .
		1,956,928
Total Value of Securities — 98.6%
(Cost $135,709,163)		$142,101,729

Percentages are based on Net Assets of $144,094,656.

* Non-income producing security.
^ There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

			Mondrian
	Mondrian	Mondrian	International
	International	Emerging	Government
	Value Equity	Markets Value	Fixed Income
	Fund	Equity Fund	Fund
Assets:
Investments (Cost $723,621,272, $21,605,532 and
$10,541,519)	$746,322,375	$20,767,682	$9,021,194
Foreign currency (Cost $361,338, $13,066 and
$1,869)	360,576	13,048	1,882
Cash	7,181,088	159,117	47,444
Dividends and interest receivable	4,376,072	69,429	71,230
Reclaims receivable	3,494,871	758	—
Receivable for capital shares sold	313,527	244	—
Receivable for investment securities sold	304,464	—	—
Receivable from Investment Adviser	—	—	5,063
Unrealized appreciation on forward foreign currency
contracts	—	—	854
Prepaid expenses	37,516	12,026	10,841
Total assets	762,390,489	21,022,304	9,158,508
Liabilities:
Payable for investment securities purchased	2,211,152	—	—
Payable due to Investment Adviser	347,748	7,660	—
Payable due to Administrator	58,981	1,707	729
Audit fees payable	39,930	11,030	12,128
Payable for capital shares redeemed	37,773	—	—
Chief Compliance Officer fees payable	9,280	—	—
Unrealized depreciation on spot foreign currency
contracts	2,327	—	—
Payable due to Trustees	613	19	—
Unrealized depreciation on forward foreign currency
contracts	—	—	6,562
Accrued foreign capital gains tax	—	64,138	—
Other accrued expenses	138,757	31,001	9,232
Total liabilities	2,846,561	115,555	28,651
Net assets	$759,543,928	$20,906,749	$9,129,857
Net assets consist of:
Paid-in capital	$755,819,932	$129,524,641	$11,245,266
Total distributable earnings/(accumulated loss)	3,723,996	(108,617,892)	(2,115,409)
Net assets	$759,543,928	$20,906,749	$9,129,857
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	53,485,531	2,987,485	1,218,787
Net Asset Value, Offering and Redemption Price Per
Share	$14.20	$7.00	$7.49

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian
	Global Listed	Mondrian
	Infrastructure	Global Equity
	Fund	Value Fund
Assets:
Investments (Cost $1,694,459 and $135,709,163)	$1,808,391	$142,101,729
Foreign currency (Cost $2,494 and $47,390)	2,463	47,428
Cash	15,458	1,792,494
Receivable from Investment Adviser	6,546	—
Reclaims receivable	4,757	88,451
Dividends receivable	2,336	450,896
Receivable for capital shares sold	—	100,000
Prepaid expenses	15,392	11,134
Total assets	1,855,343	144,592,132
Liabilities:
Audit fees payable	12,195	11,030
Accrued foreign capital gains tax	2,567	58,212
Payable due to Administrator	144	11,177
Payable due to Trustees	1	54
Payable for investment securities purchased	—	317,220
Payable for capital shares redeemed	—	6,500
Unrealized depreciation on spot foreign currency
contracts	—	122
Chief Compliance Officer fees payable	—	1,234
Payable due to Investment Adviser	—	60,146
Other accrued expenses	225	31,781
Total liabilities	15,132	497,476
Net assets	$1,840,211	$144,094,656
Net assets consist of:
Paid-in capital	$1,701,024	$148,125,619
Total distributable earnings/(accumulated loss)	139,187	(4,030,963)
Net assets	$1,840,211	$144,094,656
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	165,326	11,907,769
Net Asset Value, Offering and Redemption Price Per
Share	$11.13	$12.10

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended
April 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian
International
Value Equity
Fund
Investment income
Dividends	$10,573,013
Less: foreign taxes withheld	(901,831)
Total investment income	9,671,182
Expenses
Investment advisory fees	2,209,179
Accounting and administration fees	331,630
Legal fees	47,769
Registration fees	35,032
Custodian fees	32,353
Printing fees	31,435
Dividend disbursing and transfer agent fees and expenses	23,848
Audit fees	21,830
Trustees' fees and expenses	20,634
Chief Compliance Officer fees	7,920
Other	62,132
Total expenses	2,823,762
Less:
Investment advisory fees waived	(308,695)
Net expenses	2,515,067
Net investment income	7,156,115
Net realized gain/(loss) on:
Investments	(5,713,878)
Foreign currency transactions	67,720
Net realized loss	(5,646,158)
Net change in unrealized appreciation/(depreciation) on:
Investments	150,541,905
Foreign currency transactions and translation of other assets and liabilities
denominated in foreign currency	433,825
Net change in unrealized appreciation/(depreciation)	150,975,730
Net realized and unrealized gain	145,329,572
Net increase in net assets resulting from operations	$152,485,687

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended
April 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian
Emerging
Markets Value
Equity Fund
Investment income
Dividends	$374,851
Less: foreign taxes withheld	(42,783)
Total investment income	332,068
Expenses
Investment advisory fees	79,817
Dividend disbursing and transfer agent fees and expenses	15,648
Audit fees	12,249
Registration fees	10,715
Accounting and administration fees	10,387
Legal fees	3,170
Custodian fees	1,446
Printing fees	1,017
Trustees' fees and expenses	664
Chief Compliance Officer fees	495
Other	2,692
Total expenses	138,300
Less:
Investment advisory fees waived	(40,408)
Net expenses	97,892
Net investment income	234,176
Net realized gain/(loss) on:
Investments	(661,802)
Foreign currency transactions	(79)
Net realized loss	(661,881)
Net change in unrealized appreciation/(depreciation) on:
Investments	4,309,962
Accrued foreign capital gains tax on appreciated securities	(14,956)
Foreign currency transactions and translation of other assets and liabilities
denominated in foreign currency	45
Net change in unrealized appreciation/(depreciation)	4,295,051
Net realized and unrealized gain	3,633,170
Net increase in net assets resulting from operations	$3,867,346

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended
April 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian
International
Government
Fixed Income
Fund
Investment income
Interest	$93,167
Less: foreign taxes withheld	(479)
Total investment income	92,688
Expenses
Investment advisory fees	23,557
Dividend disbursing and transfer agent fees and expenses	15,525
Audit fees	13,347
Registration fees	10,166
Accounting and administration fees	4,600
Custodian fees	2,472
Legal fees	2,335
Printing fees	500
Chief Compliance Officer fees	356
Trustees' fees and expenses	306
Other	4,351
Total expenses	77,515
Less:
Investment advisory fees waived	(23,557)
Reimbursement from Investment Adviser	(25,691)
Net expenses	28,267
Net investment income	64,421
Net realized gain/(loss) on:
Investments	(273,465)
Foreign currency transactions	1,378
Net realized loss	(272,087)
Net change in unrealized appreciation/(depreciation) on:
Investments	1,228,538
Foreign currency transactions and translation of other assets and liabilities
denominated in foreign currency	3,602
Foreign currency exchange contracts	7,785
Net change in unrealized appreciation/(depreciation)	1,239,925
Net realized and unrealized gain	967,838
Net increase in net assets resulting from operations	$1,032,259

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended
April 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian
Global Listed
Infrastructure
Fund
Investment income
Dividends	$29,286
Less: foreign taxes withheld	(3,318)
Total investment income	25,968
Expenses
Dividend disbursing and transfer agent fees and expenses	15,133
Audit fees	13,414
Registration fees	10,062
Investment advisory fees	7,293
Legal fees	1,815
Custodian fees	1,301
Accounting and administration fees	837
Chief Compliance Officer fees	270
Printing fees	78
Trustees' fees and expenses	52
Other	478
Total expenses	50,733
Less:
Investment advisory fees waived	(7,293)
Reimbursement from Investment Adviser	(35,289)
Net expenses	8,151
Net investment income	17,817
Net realized gain/(loss) on:
Investments	15,374
Foreign currency transactions	(78)
Net realized gain	15,296
Net change in unrealized appreciation/(depreciation) on:
Investments	293,386
Accrued foreign capital gains tax on appreciated securities	(455)
Foreign currency transactions and translation of other assets and liabilities
denominated in foreign currency	406
Net change in unrealized appreciation/(depreciation)	293,337
Net realized and unrealized gain	308,633
Net increase in net assets resulting from operations	$326,450

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended
April 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian
Global Equity
Value Fund
Investment income
Dividends	$1,421,599
Less: foreign taxes withheld	(95,699)
Total investment income	1,325,900
Expenses
Investment advisory fees	435,699
Accounting and administration fees	65,421
Dividend disbursing and transfer agent fees and expenses	16,498
Custodian fees	13,161
Audit fees	12,249
Legal fees	10,932
Registration fees	8,590
Printing fees	6,200
Trustees' fees and expenses	4,102
Chief Compliance Officer fees	1,782
Other	11,417
Total expenses	586,051
Less:
Investment advisory fees waived	(90,026)
Net expenses	496,025
Net investment income	829,875
Net realized gain/(loss) on:
Investments	(6,759,560)
Foreign currency transactions	26,673
Net realized loss	(6,732,887)
Net change in unrealized appreciation/(depreciation) on:
Investments	26,982,359
Accrued foreign capital gains tax on appreciated securities	(38,847)
Foreign currency transactions and translation of other assets and liabilities
denominated in foreign currency	6,040
Net change in unrealized appreciation/(depreciation)	26,949,552
Net realized and unrealized gain	20,216,665
Net increase in net assets resulting from operations	$21,046,540

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period
	ended April 30, 2023	Year ended October
	(Unaudited)	31, 2022
Operations:
Net investment income	$7,156,115	$19,510,421
Net realized gain/(loss) .	(5,646,158)	519,106
Net change in unrealized appreciation/
(depreciation)	150,975,730	(176,646,739)
Net increase/(decrease) in net assets resulting
from operations	152,485,687	(156,617,212)
Distribution of Income	(18,718,600)	(22,825,062)
Capital share transactions: (1)
Issued	76,090,141	189,114,131
Reinvestment of dividends	15,618,601	18,501,009
Redeemed	(65,988,806)	(138,517,949)
Net increase in net assets from capital share
transactions	25,719,936	69,097,191
Total increase/(decrease) in net assets	159,487,023	(110,345,083)
Net assets:
Beginning of period	600,056,905	710,401,988
End of period	$759,543,928	$600,056,905

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period
	ended April 30, 2023	Year ended October
	(Unaudited)	31, 2022
Operations:
Net investment income	$234,176	$449,965
Net realized loss .	(661,881)	(1,077,267)
Net change in unrealized appreciation/
(depreciation)	4,295,051	(6,806,488)
Net increase/(decrease) in net assets resulting
from operations	3,867,346	(7,433,790)
Distribution of Income	(532,861)	(299,357)
Capital share transactions: (1)
Issued	736,311	6,670,832
Reinvestment of dividends	532,193	298,968
Redeemed	(2,438,369)	(5,674,705)
Net increase/(decrease) in net assets
from capital share transactions	(1,169,865)	1,295,095
Total increase/(decrease) in net assets	2,164,620	(6,438,052)
Net assets:
Beginning of period	18,742,129	25,180,181
End of period	$20,906,749	$18,742,129

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period
	ended April 30, 2023	Year ended October
	(Unaudited)	31, 2022
Operations:
Net investment income	$64,421	$133,055
Net realized loss .	(272,087)	(974,867)
Net change in unrealized appreciation/
(depreciation)	1,239,925	(3,136,083)
Net increase/(decrease) in net assets resulting
from operations	1,032,259	(3,977,895)
Distribution of Income	—	(67,421)
Capital share transactions: (1)
Issued	12,115	106,997
Reinvestment of dividends	—	66,882
Redeemed	(1,317,667)	(2,754,766)
Net decrease in net assets from capital share
transactions	(1,305,552)	(2,580,887)
Total decrease in net assets	(273,293)	(6,626,203)
Net assets:
Beginning of period	9,403,150	16,029,353
End of period	$9,129,857	$9,403,150

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period
	ended April 30, 2023	Year ended October
	(Unaudited)	31, 2022
Operations:
Net investment income	$17,817	$58,847
Net realized gain	15,296	81,857
Net change in unrealized appreciation/
(depreciation)	293,337	(334,407)
Net increase/(decrease) in net assets resulting
from operations	326,450	(193,703)
Distribution of Income	(136,827)	(118,654)
Capital share transactions: (1)
Reinvestment of dividends	136,827	118,654
Net increase in net assets from capital share
transactions	136,827	118,654
Total increase/(decrease) in net assets	326,450	(193,703)
Net assets:
Beginning of period	1,513,761	1,707,464
End of period	$1,840,211	$1,513,761

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period
	ended April 30, 2023	Year ended October
	(Unaudited)	31, 2022
Operations:
Net investment income	$829,875	$1,535,388
Net realized loss .	(6,732,887)	(1,442,747)
Net change in unrealized appreciation/
(depreciation)	26,949,552	(22,607,637)
Net increase/(decrease) in net assets resulting
from operations	21,046,540	(22,514,996)
Distribution of Income	(3,249,942)	(1,455,180)
Capital share transactions: (1)
Issued	26,080,176	92,160,663
Reinvestment of dividends	3,042,564	1,345,410
Redeemed	(25,138,038)	(30,744,183)
Net increase in net assets from capital share
transactions	3,984,702	62,761,890
Total increase in net assets	21,781,300	38,791,714
Net assets:
Beginning of period	122,313,356	83,521,642
End of period	$144,094,656	$122,313,356

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios for a share outstanding throughout the year or period

	Six-month
	period
	ended		Year	Year		Year	Year	Year
	4/30/23		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		10/31/22	10/31/21		10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$11.62		$15.19	$11.37		$14.69	$14.48	15.97
Income/(loss) from operations:(1)
Net investment income	0.14		0.39	0.43		0.28	0.48	0.47
Net realized and unrealized gain/
(loss)	2.81		(3.48)	3.71		(2.72)	0.56	(1.48)
Total from operations	2.95		(3.09)	4.14		(2.44)	1.04	(1.01)
Dividends and distributions from:
Net investment income	(0.29)		(0.48)	(0.32)		(0.51)	(0.39)	(0.48)
Net realized gains	(0.08)		—	—		(0.37)	(0.44)	—
Total dividends and distributions	(0.37)		(0.48)	(0.32)		(0.88)	(0.83)	(0.48)
Net asset value, end of period	$14.20		$11.62	$15.19		$11.37	$14.69	$14.48
Total return*	25.82%		(20.98)%	36.72	%(2)	(17.88)%	7.93%	(6.56)%
Ratios and supplemental data
Net assets, end of period ($
Thousands)	$759,544		$600,057	$710,402		$463,697	$607,302	$537,587
Ratio of expenses to average net
assets (including waivers and
reimbursements)	0.74	%†	0.74%	0.73%		0.79%	0.79%	0.79%
Ratio of expenses to average net
assets (excluding waivers and
reimbursements)	0.83	%†	0.83%	0.85%		0.94%	0.89%	0.88%
Ratio of net investment income to
average net assets	2.11	%†	2.85%	2.97%		2.26%	3.40%	2.96%
Portfolio turnover rate	10	%‡	23%	19%		24%	23%	23	%(3)

*
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	If not for the one-time Fortis Group litigation payment, the Total return would have been 36.42%.
(3)	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios for a share outstanding throughout the year or period

	Six-month
	period
	ended		Year	Year	Year	Year	Period
	4/30/23		Ended	Ended	Ended	Ended	ended
	(Unaudited)		10/31/22	10/31/21	10/31/20	10/31/19	10/31/18(1)
Net asset value, beginning of period	$5.93		$8.43	$7.62	$7.40	$7.07	$8.59
Income/(loss) from operations:(2)
Net investment income	0.08		0.14	0.14	0.12	0.16	0.15
Net realized and unrealized gain/
(loss) on investments .	1.17		(2.54)	0.95	0.30	0.58	(1.45)
Total from operations	1.25		(2.40)	1.09	0.42	0.74	(1.30)
Dividends and distributions from:
Net investment income	(0.18)		(0.10)	(0.28)	(0.20)	(0.41)	(0.22)
Total dividends and distributions	(0.18)		(0.10)	(0.28)	(0.20)	(0.41)	(0.22)
Net asset value, end of period	$7.00		$5.93	$8.43	$7.62	$7.40	$7.07
Total return*	21.17%		(28.80)%	14.27%	5.67%	11.12%	(15.26)%
Ratios and supplemental data
Net assets, end of period ($
Thousands)	$20,907		$18,742	$25,180	$13,068	$47,496	$89,378
Ratio of expenses to average net
assets (including waivers and
reimbursements)	0.92	%†	0.92%	0.92%	0.92%	0.92%	1.18%†
Ratio of expenses to average net
assets (excluding waivers and
reimbursements)	1.30	%†	1.35%	1.39%	1.41%	1.13%	1.26%†
Ratio of net investment income to
average net assets	2.20	%†	1.96%	1.57%	1.67%	2.16%	3.25%†
Portfolio turnover rate	15	%‡	39%	49%	48%	37%	62%‡

*	Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
†	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Gallery Trust Mondrian Emerging Markets Equity Fund (the “Emerging Markets Fund”). Information presented prior to September 24, 2018 is that of the Emerging Markets Predecessor Fund. Effective October 31, 2018, the Emerging Markets Fund changed its fiscal year end to October 31. See Note 1 in Notes to Financial Statements.
(2)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government
Fixed Income Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios for a share outstanding throughout the year or period

	Six-month
	period
	ended		Year	Year	Year	Year	Period
	4/30/23		Ended	Ended	Ended	Ended	ended
	(Unaudited)		10/31/22	10/31/21	10/31/20	10/31/19	10/31/18(1)
Net asset value, beginning of period	$6.73		$9.40	$10.29	$10.11	$9.55	$10.44
Income/(loss) from operations:(2)
Net investment income	0.05		0.09	0.05	0.09	0.12	0.06
Net realized and unrealized gain/
(loss) on investments .	0.71		(2.72)	(0.52)	0.53	0.88	(0.86)
Total from operations	0.76		(2.63)	(0.47)	0.62	1.00	(0.80)
Dividends and distributions from:
Net investment income	—		(0.04)	(0.42)	(0.38)	(0.37)	—
Net realized gains	—		—	—	(0.06)	(0.07)	(0.09)
Total dividends and distributions	—		(0.04)	(0.42)	(0.44)	(0.44)	(0.09)
Net asset value, end of period	$7.49		$6.73	$9.40	$10.29	$10.11	$9.55
Total return*	11.29%		(28.08)%	(4.88)%	6.46%	10.79%	(7.69)%
Ratios and supplemental data
Net assets, end of period ($
Thousands)	$9,130		$9,403	$16,029	$24,272	$28,117	$37,126
Ratio of expenses to average net
assets (including waivers and
reimbursements)	0.60	%†	0.60%	0.60%	0.60%	0.60%	0.74%†
Ratio of expenses to average net
assets (excluding waivers and
reimbursements)	1.65	%†	1.42%	0.98%	1.05%	1.02%	0.86%†
Ratio of net investment income to
average net assets	1.37	%†	1.05%	0.46%	0.88%	1.19%	0.96%†
Portfolio turnover rate	14	%‡	39%	26%	15%	42%	32%‡

*

Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)

For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian International Government Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the Gallery Trust Mondrian International Government Fixed Income Fund (the “Fixed Income Fund”). Information presented prior to September 24, 2018 is that of the Fixed Income Predecessor Fund. Effective October 31, 2018, the Fixed Income Fund changed its fiscal year end to October 31. See Note 1 in Notes to Financial Statements.

(2)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios for a share outstanding throughout the year or period

Six-month

	Six-month
	period					Period
	ended		Year	Year	Year	Ended
	4/30/23		Ended	Ended	Ended	October 31,
	(Unaudited)		10/31/22	10/31/21	10/31/20	2019*
Net asset value, beginning of period	$9.94		$12.03	$10.17	$12.14	$10.00
Income/(loss) from operations:(1)
Net investment income	0.11		0.39	0.28	0.41	0.30
Net realized and unrealized gain/
(loss)	1.96		(1.66)	2.27	(1.58)	1.85
Total from operations	2.07		(1.27)	2.55	(1.17)	2.15
Dividends and distributions from:
Net investment income	(0.34)		(0.27)	(0.32)	(0.41)	(0.01)
Net realized gains	(0.54)		(0.55)	(0.37)	(0.39)	—
Total dividends and distributions	(0.88)		(0.82)	(0.69)	(0.80)	(0.01)
Net asset value, end of period	$11.13		$9.94	$12.03	$10.17	$12.14
Total return†	21.61%		(11.38)%	25.70%	(10.56)%	21.49%
Ratios and supplemental data
Net assets, end of period ($
Thousands)	$1,840		$1,514	$1,707	$1,358	$1,519
Ratio of expenses to average net
assets (including waivers and
reimbursements)	0.95	%‡	0.95%	0.95%	0.95%	0.95	%‡
Ratio of expenses to average net
assets (excluding waivers and
reimbursements)	5.91	%‡	6.32%	5.08%	7.42%	8.67	%‡
Ratio of net investment income to
average net assets	2.08	%‡	3.51%	2.36%	3.76%	3.15	%‡
Portfolio turnover rate	6%	§	26%	39%	44%	31%	§

*	Commenced operations December 17, 2018.
†

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios for a share outstanding throughout the year or period

	Six-month
	period				Period
	ended		Year	Year	Ended
	4/30/23		Ended	Ended	October 31,
	(Unaudited)		10/31/22	10/31/21	2020*
Net asset value, beginning of period	$10.56		$12.88	$10.22	$10.00
Income/(loss) from operations:(1)
Net investment income	0.07		0.16	0.16	0.05
Net realized and unrealized gain/
(loss)	1.76		(2.29)	2.68	0.17
Total from operations	1.83		(2.13)	2.84	0.22
Dividends and distributions from:
Net investment income	(0.14)		(0.08)	(0.18)	—
Net realized gains	(0.15)		(0.11)	—	—
Total dividends and distributions	(0.29)		(0.19)	(0.18)	—
Net asset value, end of period	$12.10		$10.56	$12.88	$10.22
Total return†	17.49%		(16.75)%	28.09%	2.20%
Ratios and supplemental data
Net assets, end of period ($
Thousands)	$144,095		$122,313	$83,522	$2,604
Ratio of expenses to average net
assets (including waivers and
reimbursements)	0.74	%‡	0.74%	0.74%	0.74	%‡
Ratio of expenses to average net
assets (excluding waivers and
reimbursements)	0.87	%‡	0.89%	1.17%	9.16	%‡
Ratio of net investment income to
average net assets	1.24	%‡	1.36%	1.29%	1.42	%‡
Portfolio turnover rate	21	%§	46%	64%	10	%§

*	Commenced operations June 30, 2020.
†

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with five funds. The financial statements herein are those of the Mondrian International Value Equity Fund (formerly, Mondrian International Equity Fund) (the “International Fund”), Mondrian Emerging Markets Value Equity Fund (formerly, the Mondrian Emerging Markets Equity Fund) (the “Emerging Markets Fund”) the Mondrian International Government Fixed Income Fund (the “International Government Fixed Income Fund”), the Mondrian Global Listed Infrastructure Fund (the “Global Listed Infrastructure Fund”), and the Mondrian Global Equity Value Fund (the “Global Equity Value Fund”) (each a “Fund” and collectively the “Funds”). The International Fund, Emerging Markets Fund and Global Listed Infrastructure Fund are classified as diversified, and the Fixed Income Fund and Global Equity Value Fund are classified as “non-diversified” under the 1940 Act. The investment objective of the International Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The investment objective of the Fixed Income Fund is to seek long-term total return consistent with its value-oriented investment approach. The investment objective of the Global Listed Infrastructure Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies listed on a domestic or foreign exchange. The investment objective of the Global Equity Value Fund is to seek long-term total return. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Funds’ investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Funds and reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.

The International Fund operated as The International Equity Portfolio, a series of Delaware Pooled Trust (the “International Predecessor Fund”), prior to the International Fund’s acquisition of the assets and assumption of the liabilities of the International Predecessor Fund (the “Reorganization”) on March 14, 2016 in a tax-free transaction. The International Fund had no operations prior to the Reorganization. The International Predecessor Fund was managed by Delaware Management Company, a series of Delaware Management Business Trust (the

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

“Delaware Predecessor Adviser”), and sub-advised by Mondrian Investment Partners Limited. The International Predecessor Fund had substantially similar investment objectives and strategies as those of the International Fund. The financial statements and financial highlights reflect the financial information of the International Predecessor Fund for periods prior to March 14, 2016.

The Emerging Markets Fund and Fixed Income Fund operated as Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) and Laudus Mondrian International Government Fixed Income Fund (the “Fixed Income Predecessor Fund”) and, together, were a series of Laudus Trust. Each Predecessor Fund was managed by Charles Schwab Investment Management, Inc. (the “Predecessor Adviser”), and sub-advised by Mondrian. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on September 24, 2018 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to September 24, 2018.

Effective October 31, 2018, the Emerging Markets Fund and International Government Fixed Income Fund changed their fiscal year end from March 31 to October 31.

The Global Listed Infrastructure Fund commenced operations on December 17, 2018.

The Global Equity Value Fund commenced operations on June 30, 2020.

2. Significant accounting policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ , the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund's investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Funds’ Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level  1  — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level  2  — Inputs other than quoted prices included in Level  1 that are observable for the asset or liability, either directly or indirectly. Level  2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level  3  — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Fair value measurement classifications are summarized in the Funds’ Schedule of Investments.

Federal income taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2023, if applicable.

For the period ended April 30, 2023, the average balances of forward foreign currency exchange contracts for the International Government Fixed Income Fund were as follows:

Average Monthly Notional Contracts Purchased	$ (828,702)
Average Monthly Notional Contracts Sold	836,378

To reduce counterparty risk with respect to Over-the-Counter (“OTC”)

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)\

transactions, the Funds have entered into netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the International Government Fixed Income Fund as of April 30, 2023:

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Gross
	Gross Assets	Liabilities
	Recognized	Recognized
	in the	in the
	Statement	Statement		Cash
	of Assets	of Assets	Net Amount	Collateral
	and	and	Available be	Pledged or		Net
Counterparty	Liabilities	Liabilities	Offset	(Received)		Amount †
Brown Brothers
Harriman	$854	$(6,562)	$(5,708)	$—	$	$ (5,708)
Total	$854	$(6,562)	$(5,708)	$—	$	$ (5,708)

†

Represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Dividends and distributions to shareholders — The International Fund, Emerging Markets Fund and Global Listed Infrastructure Fund distribute their net investment income at least annually. The Fixed Income Fund distributes its net investment income quarterly. For each Fund, net realized capital gains, if any, are distributed at least annually. All distributions are recorded on ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

3. Transactions with affiliates

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2023, the amounts paid for these services are represented in the table below:

Accounting and
Administration Fees
International Value Equity Fund	$331,630
Emerging Markets Value Equity Fund	10,387
International Government Fixed Income Fund	4,600
Global Listed Infrastructure Fund	837
Global Equity Value Fund	65,421

Expenses incurred under the agreements are shown on the Statement of Operations as “Accounting and administration fees”.

Brown Brothers Harriman & Co., (the “Custodian”) serves as the Funds’ Custodian pursuant to a custody agreement. Apex Fund Services (the “Transfer Agent”) serves as the Funds’ Transfer Agent pursuant to a transfer agency agreement.

5. Investment Advisory Agreement

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate for each fund. The table

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below shows the rate of each Fund’s investment advisory fee.

Advisory Fee
International Value Equity Fund	0.65%
Emerging Markets Value Equity Fund	0.75%
International Government Fixed Income Fund	0.50%
Global Listed Infrastructure Fund	0.85%
Global Equity Value Fund	0.65%

Prior to September 24, 2018, the Predecessor Adviser was paid a fee at an annual rate of 1.00% of the Emerging Markets Predecessor Fund’s average daily net assets and 0.60% of the average daily net assets of the Fixed Income Predecessor Fund’s average daily net assets. The Predecessor Adviser paid Mondrian a sub-advisory fee for its services as sub-adviser to each Predecessor Fund out of the advisory fees that the Predecessor Adviser received from the Predecessor Fund.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding the below percentages of the average daily net assets of the Funds until February 28, 2025 (the “Expense Limitation”). Refer to waiver of investment advisory fees and the Reimbursement from Investment Advisor on the Statement of Operations for fees waived and expenses reimbursed for the period ended April 30, 2023.

Expense Limitation
International Value Equity Fund	0.74%
Emerging Markets Value Equity Fund	0.92%
International Government Fixed Income Fund	0.60%
Global Listed Infrastructure Fund	0.95%
Global Equity Value Fund	0.74%

This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.

Prior to September 24, 2018, the Predecessor Adviser had contractually agreed through July 30, 2019, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 1.20% and 0.75%

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of the average daily net assets of the Emerging Markets Predecessor Fund and Fixed Income Predecessor Fund respectively.

6. Investment transactions

The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2023, are as follows:

				U.S.
			U.S.	Government
		Sales and	Government	Sales and
	Purchases	Maturities	Purchases	Maturities
International Value
Equity Fund	$75,350,293	$67,207,063	$—	$—
Emerging Markets
Value Equity Fund	3,126,171	4,407,424	—	—
International
Government Fixed
Income Fund	1,335,667	2,600,382	—	—
Global Listed
Infrastructure Fund	100,085	104,197	—	—
Global Equity Value
Fund	31,846,364	27,785,254	—	—

7. Federal tax information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in PFICs, net operating losses offset to short-term capital gain and distribution reclassification. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022, is primarily related to net operating loss and distribution in excess:

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	Distributable	Paid-in
	Earnings	Capital
International Government Fixed Income Fund	$1,402,115	$(1,402,115)

These reclassifications have no impact on net assets or net asset value per share.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for forwards, foreign currency transactions, wash sale loss deferrals, investments in REIT’s and investments in PFICs. Distributions during the years ended October 31, 2022 and October 31, 2021, unless otherwise noted, were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
International Value Equity Fund
2022	$22,825,062	$–	$22,825,062
2021	13,339,486	–	13,339,486
Emerging Markets Value Equity Fund
2022	299,357	–	299,357
2021	480,237	–	480,237
International Government Fixed Income Fund
2022	67,421	–	67,421
2021	993,720	–	993,720
Global Listed Infrastructure Fund
2022	61,287	57,367	118,654
2021	43,672	49,270	92,942
Global Equity Value Fund
2022	1,358,775	96,405	1,455,180
2021	48,411	–	48,411

As of October 31, 2022, the components of Distributable Earnings on a tax basis were as follows:

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			International
	International	Emerging	Government
	Value Equity	Markets Value	Fixed Income
	Fund	Equity Fund	Fund
Undistributed Ordinary Income	$13,862,633	$532,675	$–
Undistributed Long-Term Capital Gain.	3,827,644	–	–

Capital Loss Carryforwards	–	(105,909,447)	(263,398)
Late-Year Loss Deferral	–	–	–
Unrealized Depreciation	(147,733,362)	(6,575,602)	(2,878,257)
Other Temporary Differences	(6)	(3)	(6,013)*
Total Accumulated Losses	$(130,043,091)	$(111,952,377)	$(3,147,668)

	Global Listed
	Infrastructure	Global Equity
	Fund	Value Fund
Undistributed Ordinary Income	$51,842	$2,671,934
Undistributed Long-Term Capital Gain.	81,985	416,797
Capital Loss Carryforwards	–	–
Late-Year Loss Deferral	–	–
Unrealized Depreciation	(184,262)	(24,916,293)
Other Temporary Differences	(1)	1
Total Accumulated Losses	$(50,436)	$(21,827,561)

*	Other Temporary Difference relates primarily to foreign currency straddles.

Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The Funds have capital losses carried forward as follows:

	Total
Emerging Markets Value Equity Fund	$105,909,447	*
International Government Fixed Income	263,398

*	The utilization of this amount is subject to significant limitation under IRC section 382-384.

During the fiscal year ended October 31, 2022, the following Funds utilized capital loss carryforward to offset capital gains:

Amount
Utilized
International Value Equity Fund.	$957,022

For Federal income tax purposes the difference between Federal tax cost and

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NOTES TO FINANCIAL STATEMENTS (continued)

book cost primarily relates to passive foreign investment companies, foreign capital gains tax, forwards and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2023, were as follows:

	Federal	Aggregate Gross	Aggregate Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
International Value
Equity Fund	$723,621,272	$62,992,461	$(40,291,358)	$22,701,103
Emerging Markets
Value Equity Fund	21,605,532	1,937,273	(2,775,123)	(837,850)
International
Government Fixed
Income Fund	10,541,519	97,421	(1,617,746)	(1,520,325)
Global Listed
Infrastructure Fund	1,694,459	246,148	(132,216)	113,932
Global Equity Value
Fund	135,709,163	11,914,606	(5,522,040)	6,392,566

8. Share transactions

The share transactions are shown below:

	Mondrian International Value Equity Fund
	Six-month period
	ended April 30,
	2023	Year ended
	(Unaudited)	October 31, 2022
Shares transactions:
Institutional Class shares
Issued	5,709,998	14,067,418
Reinvestment of dividends	1,227,939	1,267,192
Redeemed	(5,101,440)	(10,437,988)
Net increase in shares outstanding	1,836,497	4,896,622

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	Mondrian Emerging Markets Value Equity Fund

	Six-month period
	ended April 30,
	2023	Year ended
	(Unaudited)	October 31, 2022
Shares transactions:
Institutional Class shares
Issued	102,558	913,090
Reinvestment of dividends	79,195	36,910
Redeemed	(352,271)	(780,254)
Net increase/(decrease) in shares outstanding	(170,518)	169,746

	Mondrian International Government Fixed Income Fund

	Six-month period
	ended April 30,
	2023	Year ended
	(Unaudited)	October 31, 2022
Shares transactions:
Institutional Class shares
Issued	1,654	11,623
Reinvestment of dividends	—	7,246
Redeemed	(179,078)	(328,301)
Net decrease in shares outstanding	(177,424)	(309,432)

	Mondrian Global Listed Infrastructure Fund

	Six-month period
	ended April 30,
	2023	Year ended
	(Unaudited)	October 31, 2022
Shares transactions:
Institutional Class shares
Issued	—	—
Reinvestment of dividends	13,108	10,291
Net increase in shares outstanding	13,108	10,291

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	Mondrian Global Equity Value Fund
	Six-month period
	ended April 30,
	2023	Year ended
	(Unaudited)	October 31, 2022
Shares transactions:
Institutional Class shares
Issued	2,263,078	7,716,287
Reinvestment of dividends	270,440	105,994
Redeemed	(2,211,177)	(2,722,996)
Net increase in shares outstanding	322,341	5,099,285

9. Risks associated with financial instruments

As with all mutual funds, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value and ability to meet its investment objective. A more complete description of risks associated with each Fund is included in the prospectus.

Active management risk

The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Equity risk

Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Convertible securities risk

The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest

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rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Large capitalization company risk

The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Preferred stocks risk

Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Foreign company risk

Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging markets securities risk

TheFunds’investmentsinemergingmarketssecuritiesareconsideredspeculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may

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have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign currency risk

As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Depositary receipts risk

Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives risk

The Funds’ use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes

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in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Funds’ use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.

Liquidity risk

Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio turnover risk

Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Large purchase and redemption risk

Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Fixed income risk

Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the

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value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity of a fixed income security, the more likely its value will decline when interest rates rise. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Zero-coupon bond risk

The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically. In addition, federal income tax law requires that the holder of a zero coupon bond accrue a portion of the discount at which the bond was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

Foreign sovereign debt securities risk

The Funds’ investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Foreign government agencies risk

Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

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Supranational entities risk

Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Funds may lose money on such investments.

Corporate fixed income securities risk

Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Investment Style Risk

The Mondrian Global Equity Value Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued to the Adviser in light of factors such as the company’s earnings, book value, revenues or cash flow. The Adviser’s methodology for analyzing value may differ from other market approaches. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Small- and Mid-Capitalization Company Risk

The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

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Rights and Warrants Risk

Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/ or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Private Placements Risk

Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Risks of Investing in Other Investment Companies

To the extent a Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

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REITs Risk

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

MLPs Risk

MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. A Fund’s investment in MLPs may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses. MLP operating expenses are not reflected in the fee table and example in this prospectus.

Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

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Geographic Focus Risk

To the extent that a Fund focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Stock Connect Investing Risk

Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules.While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

U.S. Government Securities Risk

A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

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High Yield Bond Risk

High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Non-diversification risk

The Fixed Income Fund and Global Equity Value Fund are classified as “non-diversified,” which means they may invest a larger percentage of their assets in a smaller number of issuers than diversified funds. To the extent the Funds invest their assets in a smaller number of issuers, the Funds will be more susceptible to negative events affecting those issuers than diversified funds.

Market Risk

The prices of and the income generated by a Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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10. Indemnifications

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Borrowing from banks

The Funds have access to custodian overdraft facilities. A Fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate. For the period ended April 30, 2023, none of the Funds incurred any interest expense.

12. Concentration of Shareholders

At April 30, 2023, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of
	Shareholders	% Ownership
International Value Equity Fund	3	63%
Emerging Markets Value Equity Fund	2	93%
International Government Fixed Income Fund	2	88%
Global Listed Infrastructure Fund	1	100%
Global Equity Value Fund	2	74%

13. Subsequent events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments, other than the below, were required to the financial statements as of April 30, 2023.

The Trust’s Board, on June 22, 2023, approved both: (i) the closure of the Mondrian International Government Fixed Income Fund to new investors and new purchases by existing shareholders effective as of June 23, 2023 and (ii) the liquidation of the Mondrian International Government Fixed Income Fund

Gallery Trust	April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

effective on or about July 28, 2023.

Gallery Trust	April 30, 2023
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2022 to April 30, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.” Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Gallery Trust	April 30, 2023
(Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/1/22	4/30/23	Ratios	Period*
Mondrian International Value Equity Fund
Actual Fund Return	$1,000.00	$1,258.20	0.74%	$4.14
Hypothetical 5% Return	$1,000.00	$1,021.13	0.74%	$3.71
Mondrian Emerging Markets Value Equity Fund
Actual Fund Return	$1,000.00	$1,211.70	0.92%	$5.05
Hypothetical 5% Return	$1,000.00	$1,020.23	0.92%	$4.61
Mondrian International Government Fixed Income Fund
Actual Fund Return	$1,000.00	$1,112.90	0.60%	$3.14
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
Mondrian Global Listed Infrastructure Fund
Actual Fund Return	$1,000.00	$1,216.10	0.95%	$5.22
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
Mondrian Global Equity Value Fund
Actual Fund Return	$1,000.00	$1,174.90	0.74%	$3.99
Hypothetical 5% Return	$1,000.00	$1,021.13	0.74%	$3.71

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Gallery Trust	April 30, 2023
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 15–16, 2022 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based

Gallery Trust	April 30, 2023
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially

Gallery Trust	April 30, 2023
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Mondrian International Equity Fund, Mondrian Emerging Markets Equity Fund and Mondrian Global Equity Value Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees

Gallery Trust	April 30, 2023
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Gallery Trust	April 30, 2023
(Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that: • the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•  during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

•  no material changes had been made to the Program during the period covered by the report.

•  during the period covered by the report, the Administrator reported to the Board, in accordance with applicable SEC staff guidance, in advance of an extended local market holiday closure that the Mondrian Emerging Markets Equity Fund could temporarily hold illiquid securities in excess of 15% of such Fund’s net assets solely due to such extended local market holiday closure.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

FUND INFORMATION

Registered office	P.O. Box 588 Portland, ME 04112

Adviser	Mondrian Investment Partners Limited 10 Gresham Street, 5th Floor London, England EC2V 7JD

Distributor	SEI Investments Distribution Co. One Freedom Valley Driv Oaks, PA 19456

Administrator	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103

Custodian	Brown Brothers Harriman & Co 40 Water Street Boston, Massachusetts 02109

Transfer Agent	Apex Fund Services Three Canal Plaza Portland, ME 04101

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 2001 Market Street Philadelphia, PA 19103

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MON-SA-001-0800

(b) Not applicable.

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Gallery Trust

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)
/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller and CFO

Date: July 7, 2023